Financing Receivables and Operating Lease Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivables and Operating Lease Equipment [Line Items]
Financing receivable, nonaccrual, no allowance	$ 14		$ 14		$ 44	$ 405
Financing receivable, nonaccrual, interest income	2	$ 58	4	$ 62	108	13
Financing receivable, 90 days or more past due, still accruing					9
Investment/asset impairment charges, net			34	12	46	112	$ 98
Sales-type and direct financing leases, lease income	11	14	21	29	55	69	54
Operating lease, lease income	14	16	32	27	$ 60	$ 65	$ 68
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]					Total revenues	Total revenues	Total revenues
Sales-type and direct financing leases, profit (loss)	4	$ 8	4	$ 20	$ 32	$ 28	$ 78
Unguaranteed residual assets	$ 6		$ 6		21	86
Operating Lease Assets
Financing Receivables and Operating Lease Equipment [Line Items]
Investment/asset impairment charges, net					$ 0	$ 7	$ 31
CCC
Financing Receivables and Operating Lease Equipment [Line Items]
Percentage of credit default rates applied to customers	100.00%		100.00%		100.00%
B
Financing Receivables and Operating Lease Equipment [Line Items]
Percentage of credit default rates applied to customers	0.00%		0.00%		0.00%
BB
Financing Receivables and Operating Lease Equipment [Line Items]
Percentage of credit default rates applied to customers					2.40%
BBB
Financing Receivables and Operating Lease Equipment [Line Items]
Percentage of credit default rates applied to customers	0.40%		0.40%		0.10%
Minimum
Financing Receivables and Operating Lease Equipment [Line Items]
Lessee, finance lease, term of contract (in years)	1 year		1 year		1 year
Maximum
Financing Receivables and Operating Lease Equipment [Line Items]
Lessee, finance lease, term of contract (in years)	12 years		12 years		12 years